Details of Significant Accounts (Details) - Schedule of Inventories - TWD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Details of Significant Accounts (Details) - Schedule of Inventories [Line Items]
Cost	$ 74,520	$ 76,872	$ 69,373
Allowance for valuation loss	(36,400)	(18,159)	(24,098)
Book value	38,120	58,713	45,275
Raw materials [Member]
Details of Significant Accounts (Details) - Schedule of Inventories [Line Items]
Cost	8,500	9,685	9,119
Allowance for valuation loss	(4,725)	(928)	(1,292)
Book value	3,775	8,757	7,827
Work in progress [Member]
Details of Significant Accounts (Details) - Schedule of Inventories [Line Items]
Cost	19,148	19,714	21,542
Allowance for valuation loss	(11,906)	(4,194)	(5,010)
Book value	7,242	15,520	16,532
Finished goods [Member]
Details of Significant Accounts (Details) - Schedule of Inventories [Line Items]
Cost	46,872	47,473	38,712
Allowance for valuation loss	(19,769)	(13,037)	(17,796)
Book value	$ 27,103	$ 34,436	$ 20,916